Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Trading account assets pledged and permitted to sell or repledge by secured parties	¥ 11,929,762	¥ 13,371,696
Trading account assets measured at fair value under fair value option	23,656,715	19,911,092
Available-for-sale securities pledged and permitted to sell or repledge by secured parties	4,811,104	7,297,945
Held-to-maturity securities pledged and permitted to sell or repledge by secured parties	27,859	210,106
Held-to-maturity securities, Fair value	3,931,248	4,184,139
Loans, net of unearned income, unamortized premiums and deferred loan fees pledged and permitted to sell or repledge by secured parties	1,192,996	1,418,642
Other assets measured at fair value under fair value option		1,007
Other short-term borrowings measured at fair value under fair value option	110,110	156,703
Long-term debt measured at fair value under fair value option	¥ 499,386	¥ 584,630
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,168,853,820	14,168,853,820
Common stock, stated value
Treasury stock, shares	380,944,204	151,647,230